U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM 24F-2
                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2


1. Name and address of issuer:

   Franklin Tax-Advantaged High Yield Securities Fund
   777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777


2. Name of each series or class of funds for which this notice is filed:

   Franklin Tax-Advantaged High Yield Securities Fund


3. Investment Company Act File Number: 811-5008

   Securities Act File Number: 33-11962


4. Last day of fiscal year for which this notice is filed: 12/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): Not applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-


9. Number and aggregate sale price of securities sold during the fiscal year:

   11,375,257 shares ($98,140,946)


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    11,375,257 shares ($98,140,946)


11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7): Not applicable


12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                    $98,140,946
    (ii) Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11, if
           applicable):
                                                                       + n/a
    (iii)Aggregate price of shares redeemed or repurchased during
           the fiscal year (if applicable):                       - $27,034,040

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
           pursuant to rule 24e-2 (if applicable):                     + n/a

    (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),
           plus line (ii), less line (iii), plus line (iv)] (if
           applicable):                                             $71,106,906

    (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                         x.00034484

    (vii)Fee due [line (i) or line (v) multiplied by line (vii)]:       $24,520








13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                  [x]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/26/96



                                          SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)/s/ Larry L. Greene
                                  Larry L. Greene
                                 Assistant Secretary
      Date 02/27/96



                             STRADLEY, RONON, STEVENS & YOUNG, LLP
                                   2600 One Commerce Square
                             Philadelphia, Pennsylvania 19103-7098
                                        (215) 564-8000
                                      Fax: (215) 564-8120


Direct Dial:
(215) 564-8101




                                       February 23, 1996



Franklin Tax-Advantaged High Yield
 Securities Fund
777 Mariners Island Boulevard
San Mateo, California  94404

               Re:    Franklin Tax-Advantaged High Yield
                      Securities Fund

Gentlemen:

     You have requested our opinion with respect to the shares of partnership interest sold by Franklin Tax-Advantaged High Yield Securities Fund (the "Fund") during its fiscal year ended December 31, 1995, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 11,375,257 shares were sold by the Fund during said fiscal year, all of which were sold in reliance upon Rule 24f-2.

     Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of partnership interest of the Fund sold and issued by the Fund during its fiscal year ended December 31, 1995, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

     We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                             Very truly yours,

                             STRADLEY, RONON, STEVENS & YOUNG, LLP



                             By:/s/ Audrey C. Talley
                             Audrey C. Talley




ACT/pj

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